UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21876

                First Trust Tax-Advantaged Preferred Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000

                       Date of fiscal year end: October 31

                   Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2009 (UNAUDITED)

 SHARES                               DESCRIPTION                                 VALUE
-------   ------------------------------------------------------------------   -----------
PREFERRED SECURITIES - 156.8%
          CAPITAL MARKETS - 2.7%
 39,400   Morgan Stanley, Series A, 4.00% (b) ..............................   $   394,000
                                                                               -----------
          COMMERCIAL BANKS - 48.1%
 50,000   ABN AMRO Capital Funding Trust VII, Series G, 6.08% ..............       407,500
 22,900   Barclays Bank PLC, Series 3, 7.10% ...............................       272,052
 16,100   Barclays Bank PLC, Series D, 8.13% ...............................       225,400
 20,000   Credit Suisse Guernsey Ltd., 7.90% ...............................       370,400
  6,000   Heartland Financial, 8.26% (c) (d) (e) ...........................       600,000
 30,000   HSBC Holdings PLC, 8.125% ........................................       657,000
 10,000   HSBC Holdings PLC, Series A, 6.20% ...............................       154,000
  6,000   Irwin Financial Corporation, Series A, 8.61% (b) (c) (d) (e) .....       600,000
 40,000   PNC Financial Services Group, Series F, 9.86% (b) ................       838,000
 20,000   Royal Bank of Scotland PLC, Series Q, 6.75% ......................       100,000
 42,800   Royal Bank of Scotland PLC, Series R, 6.13% ......................       214,000
 15,900   Royal Bank of Scotland PLC, Series T, 7.25% ......................        90,630
 20,000   Santander Finance Preferred SA Unipersonal, 6.50% ................       343,000
 30,000   Santander Finance Preferred SA Unipersonal, 6.80% ................       523,500
  5,000   Santander Finance Preferred SA Unipersonal, Series 6, 4.00% (b) ..        47,125
 37,000   US Bancorp, Series D, 7.875% .....................................       895,400
 38,300   Wells Fargo & Co., Series J, 8.00% ...............................       697,060
                                                                               -----------
                                                                                 7,035,067
                                                                               -----------
          CONSUMER FINANCE - 1.5%
 10,000   SLM Corp., Series B, 2.70% (b) ...................................       221,800
                                                                               -----------
          DIVERSIFIED FINANCIAL SERVICES - 9.0%
 15,000   Bank of America Corp., Series MER, 8.63% .........................       206,700
 28,100   Bank of America Corp., Series I, 6.625% ..........................       295,893
 38,500   ING Groep NV, 6.125% .............................................       430,815
500,000   JPMorgan Chase & Co., Series 1, 7.90% (b) ........................       380,942
                                                                               -----------
                                                                                 1,314,350
                                                                               -----------
          ELECTRIC UTILITIES - 19.8%
 40,000   Alabama Power Company, 5.63% .....................................       752,500
 20,000   San Diego Gas & Electric Company, 6.80% ..........................       474,376
 10,000   Southern California Edison Company, 6.13% ........................       821,563
 10,000   Wisconsin Public Service Corp., 6.88% ............................       841,875
                                                                               -----------
                                                                                 2,890,314
                                                                               -----------
          INSURANCE - 37.3%
 20,000   Allianz SE, 8.375% ...............................................       393,600
 40,000   Aspen Insurance Holdings Ltd., 7.40% (b) .........................       587,200
 40,000   Axis Capital Holdings Ltd., Series A, 7.25% ......................       678,000
 40,000   Endurance Specialty Holdings Ltd., Series A, 7.75% ...............       648,800
  8,700   Genworth Financial Inc., 5.25% ...................................        99,506
 31,700   PartnerRe Ltd., Series C, 6.75% ..................................       634,000
 32,650   Prudential PLC, 6.75% ............................................       550,153
 40,000   RenaissanceRe Holdings Ltd., Series D, 6.60% .....................       736,000
  2,500   Zurich RegCaPS Funding Trust VI, 1.87% (b) (d) (e) ...............     1,125,000
                                                                               -----------
                                                                                 5,452,259
                                                                               -----------

                See Notes to Quarterly Portfolio of Investments.

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2009 (UNAUDITED)

 SHARES                               DESCRIPTION                                 VALUE
-------   ------------------------------------------------------------------   -----------
PREFERRED SECURITIES - (CONTINUED)
          OIL, GAS & CONSUMABLE FUELS - 25.3%
113,500   Double Eagle Petroleum Corp., Series A, 9.25% ....................   $ 2,238,220
 81,444   GMX Resources Inc., Series B, 9.25% ..............................     1,461,105
                                                                               -----------
                                                                                 3,699,325
                                                                               -----------
          THRIFTS & MORTGAGE FINANCE - 4.2%
 20,000   Fannie Mae, Series O, 7.00% (b) (f) ..............................        47,500
  3,500   FreddieMac, Series W, 5.66% (f) ..................................         1,435
200,000   IndyMac Bank FSB, 8.50% (d) (g) ..................................         2,000
 36,100   Sovereign Bancorp, Inc., Series C, 7.30% .........................       559,550
                                                                               -----------
                                                                                   610,485
                                                                               -----------
          TRADING COMPANIES & DISTRIBUTORS - 8.9%
172,300   Willis Lease Finance Corp., Series A, 9.00% ......................     1,302,588
                                                                               -----------
          TOTAL PREFERRED SECURITIES
          (Cost $51,379,451) ...............................................    22,920,188
                                                                               -----------
          TOTAL INVESTMENTS - 156.8%
          (Cost $51,379,451) (h) ...........................................    22,920,188
          NET OTHER ASSETS AND LIABILITIES - 10.9% .........................     1,597,070
          AUCTION PREFERRED SHARES, AT LIQUIDATION VALUE - (67.7)% .........    (9,900,000)
                                                                               -----------
          NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0% ..........   $14,617,258
                                                                               ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2009.

(c)  Non-income producing security.

(d) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration. At January 31, 2009, the value of these securities amounted to $2,327,000 or 15.9% of net assets (See Note 1C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(e) This security is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.

(f) The U.S. Government took control over this company in September 2008, and it has since suspended its dividend.

(g) This company has filed for protection in federal bankruptcy court, and it has since suspended its dividend.

(h) Aggregate cost for federal income tax and financial reporting purposes. As of January 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $79,930, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,539,193.

                See Notes to Quarterly Portfolio of Investments.

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2009 (UNAUDITED)

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2009 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                   INVESTMENTS
----------------                                   -----------
Level 1 - Quoted Prices ........................   $20,214,246
Level 2 - Other Significant Observable Inputs ..       380,942
Level 3 - Significant Unobservable Inputs ......     2,325,000
                                                   -----------
TOTAL ..........................................   $22,920,188
                                                   ===========

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at the period presented.


INVESTMENTS AT FAIR VALUE USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)                   INVESTMENTS
-------------------------------------------     -----------
Balance as of October 31, 2008 ..............   $ 3,392,925
Net unrealized appreciaton (depreciation) ...    (1,067,925)
                                                -----------
Balance as of January 31, 2009 ..............   $ 2,325,000
                                                ===========

Net realized depreciation from Level 3 investments held as of January 31, 2009 was $12,190,000.

                See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                          JANUARY 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Tax-Advantaged Preferred Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Auction Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund will value other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased are valued at amortized cost. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described as follows:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2009 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                          JANUARY 31, 2009 (UNAUDITED)

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of January 31, 2009, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of comparable unrestricted securities.

                                                                                                               % OF
                                               ACQUISITION               VALUE       CARRYING                   NET
SECURITY                                           DATE       SHARES   PER SHARE       COST         VALUE     ASSETS
--------                                       -----------   -------   ---------   -----------   ----------   ------
Heartland Financial, 8.26%                       12/21/06      6,000    $100.00    $ 6,000,000   $  600,000    4.10%
IndyMac Bank FSB, 8.50%                          05/22/07    200,000       0.01      5,000,000        2,000    0.01
Irwin Financial Corporation, Series A, 8.61%     12/22/06      6,000     100.00      5,940,000      600,000    4.10
Zurich RegCaPS Funding Trust VI, 1.87%           02/06/07      2,500     450.00      2,575,000    1,125,000    7.70
                                                             -------               -----------   ----------   -----
                                                             214,500               $19,515,000   $2,327,000   15.91%
                                                             =======               ===========   ==========   =====

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Tax-Advantaged Preferred Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  March 26, 2009
     --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  March 26, 2009
     --------------------------------


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  March 26, 2009
     --------------------------------

* Print the name and title of each signing officer under his or her signature.